Investments Accounted for Using the Equity Method - Individually Immaterial Investments in Associates (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of associates [line items]
Net profit (loss) for the year	¥ 376,171	¥ 44,290	¥ 135,080
Other comprehensive income (loss)	321,245	(243,709)	(13,485)
Comprehensive income (loss) for the year	697,416	(199,419)	121,595
Carrying amount of investments accounted for using the equity method	112,468	107,334
Aggregated individually immaterial associates
Disclosure of associates [line items]
Net profit (loss) for the year	9,967	208	(1,156)
Other comprehensive income (loss)	(299)	(181)	(94)
Comprehensive income (loss) for the year	9,668	27	¥ (1,250)
Carrying amount of investments accounted for using the equity method	¥ 45,812	¥ 33,367